SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues, and expenses, and related disclosure of contingent assets and liabilities. On an ongoing basis, we evaluate our estimates, including those related to revenue recognition, bad debts, investments, intangible assets, and income taxes. Our estimates are based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results may differ from these estimates.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues, and expenses, and related disclosure of contingent assets and liabilities. On an ongoing basis, we evaluate our estimates, including those related to revenue recognition, bad debts, investments, intangible assets, and income taxes. Our estimates are based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results may differ from these estimates.

Cash Flow Reporting

The Company follows ASC 230, Statement of Cash Flows, for cash flow reporting, classifies cash receipts and payments according to whether they stem from operating, investing, or financing activities and provides definitions of each category, and uses the indirect or reconciliation method (“indirect method”) as defined by ASC 230, Statement of Cash Flows, to report net cash flow from operating activities by adjusting net income to reconcile it to net cash flow from operating activities by removing the effects of (a) all deferrals of past operating cash receipts and payments and all accruals of expected future operating cash receipts and payments and (b) all items that are included in net income that do not affect operating cash receipts and payments.

The Company follows ASC 230, Statement of Cash Flows, for cash flow reporting, classifies cash receipts and payments according to whether they stem from operating, investing, or financing activities and provides definitions of each category, and uses the indirect or reconciliation method (“indirect method”) as defined by ASC 230, Statement of Cash Flows, to report net cash flow from operating activities by adjusting net income to reconcile it to net cash flow from operating activities by removing the effects of (a) all deferrals of past operating cash receipts and payments and all accruals of expected future operating cash receipts and payments and (b) all items that are included in net income that do not affect operating cash receipts and payments.

Cash and Cash Equivalents

The Company considers all highly liquid debt instruments and other short-term investments with maturity of three months or less, when purchased, to be cash equivalents. There were no cash equivalents at March 31, 2022, and 2021.

The Company maintains its cash balances at one financial institution that is insured by the Federal Deposit Insurance Corporation. At March 31, 2022, and December 31, 2021, $391,061 and $502,402, respectively, of the Company’s cash balances were in excess of federally insured limits.

The Company considers all highly liquid debt instruments and other short-term investments with maturity of three months or less, when purchased, to be cash equivalents. There were no cash equivalents at December 31, 2021, and 2020.

The Company maintains its cash balances at one financial institution that is insured by the Federal Deposit Insurance Corporation. At December 31, 2021, and 2020, $502,402 and $-0-, respectively, of the Company’s cash balances were in excess of federally insured limits.

Accounts Receivable

Accounts receivable consists of invoiced and unpaid product sales. The Company records an allowance for doubtful accounts to allow for any amounts that may not be recoverable, which is based on an analysis of the Company’s prior collection experience, customer credit worthiness, and current economic trends. At March 31, 2022, and December 31, 2021, our allowance for doubtful accounts was $10,742, based upon management’s review of accounts receivable.

On October 4, 2016, the Company executed a non-recourse receivables financing agreement with Citibank whereby receivables due to the Company are assumed from a large customer by Citibank and paid to the Company in a shorter period than otherwise provided for in accordance with the supplier agreement with the large customer, subject to a fixed interest premium based upon LIBOR.

Accounts receivable consists of invoiced and unpaid product sales. The Company records an allowance for doubtful accounts to allow for any amounts that may not be recoverable, which is based on an analysis of the Company’s prior collection experience, customer credit worthiness, and current economic trends. At December 31, 2021, and 2020, our allowance for doubtful accounts was $10,742 and $742 respectively, based upon management’s review of accounts receivable.

On October 4, 2016, the Company executed a non-recourse receivables financing agreement with Citibank whereby receivables due to the Company are assumed from a large customer by Citibank and paid to the Company in a shorter period than otherwise provided for in accordance with the supplier agreement with the large customer, subject to a fixed interest premium based upon LIBOR.

Inventory

Inventory is stated at the lower of cost (FIFO: first-in, first-out) or market, and includes finished goods and raw materials. The cost of finished goods includes the cost of packaging supplies, direct and indirect labor, and other indirect manufacturing costs. Inventory impairment is considered quarterly based on the expiration date of the product. At March 31, 2022, the Company had total inventory of $251,642 consisting of raw materials inventory of $117,525, unfinished goods (packaging) inventory of $25,925, finished goods of $108,192, and no allowance for obsolescence. At December 31, 2021, the Company had total inventory of $267,861 consisting of raw materials inventory of $65,514, unfinished goods (packaging) inventory of $19,884, and finished goods inventory of $182,463.

Inventory is stated at the lower of cost (FIFO: first-in, first-out) or market, and includes finished goods and raw materials. The cost of finished goods includes the cost of packaging supplies, direct and indirect labor, and other indirect manufacturing costs. Inventory impairment is considered quarterly based on the expiration date of the product. At December 31, 2021, the Company had total inventory of $267,861 consisting of raw materials inventory of $65,514, unfinished goods (packaging) inventory of $19,884, and finished goods inventory of $182,463. At December 31, 2020, the Company had total inventory of $254,122 consisting of raw materials inventory of $25,660, unfinished goods (packaging) inventory of $9,372, finished goods of $219,090, and no allowance for obsolescence.

Prepaid Expenses

The Company considers all items incurred for future services to be prepaid expenses. At March 31, 2022, and December 31, 2021, the Company had prepaid expenses for advertising services totaling $0 and $103,114, respectively (Note 3).

The Company considers all items incurred for future services to be prepaid expenses. At December 31, 2021, and 2020 the Company had prepaid expenses for advertising services (Note 3).
Recoverability of Long-Lived Assets

The Company's long-lived assets and other assets are reviewed for impairment in accordance with the guidance of the ASC 350, Intangibles - Goodwill and Other, and ASC 205, Presentation of Financial Statements. The Company tests for impairment losses on long-lived assets used in operations whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. Impairment evaluations involve management's estimates on asset useful lives and future cash flows. Actual useful lives and cash flows could be different from those estimated by management which could have a material effect on our reporting results and financial positions. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. During the three months ended March 31, 2022, and 2021, the Company had not experienced impairment losses on its long-lived assets.

The Company's long-lived assets and other assets are reviewed for impairment in accordance with the guidance of the ASC 350, Intangibles - Goodwill and Other, and ASC 205, Presentation of Financial Statements. The Company tests for impairment losses on long-lived assets used in operations whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. Impairment evaluations involve management's estimates on asset useful lives and future cash flows. Actual useful lives and cash flows could be different from those estimated by management which could have a material effect on our reporting results and financial positions. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. During the years ended December 31, 2021, and 2020, the Company had not experienced impairment losses on its long-lived assets.

Fair Value of Financial Instruments

The carrying amount reported in the balance sheets for cash, accounts payable, accrued expenses, and short-term notes approximate fair value because of the immediate or short-term maturity of these financial instruments. The Company does not utilize derivative instruments.

ASC 820, Fair Value Measurements and Disclosures, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities

Level 2

Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3	Inputs that are both significant to the fair value measurement and unobservable.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of March 31, 2022. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments.

The carrying amount reported in the balance sheets for cash, accounts payable, accrued expenses, and short-term notes approximate fair value because of the immediate or short-term maturity of these financial instruments. The Company does not utilize derivative instruments.

ASC 820, Fair Value Measurements and Disclosures, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities

Level 2

Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3	Inputs that are both significant to the fair value measurement and unobservable.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2021. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments.

Income Taxes

The Company accounts for income taxes utilizing the liability method of accounting. Under the liability method, deferred taxes are determined based on differences between financial statement and tax bases of assets and liabilities at enacted tax rates in effect in years in which differences are expected to reverse. Valuation allowances are established, when necessary, to reduce deferred tax assets to amounts that are expected to be realized (Note 5).

The Company follows ASC 740-10, “Accounting for Uncertainty in Income Taxes” (“ASC 740-10”). This interpretation requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. The Company has adopted ASC 740-10, and evaluates its tax positions on an annual basis, and as of December 31, 2021, no additional accrual for income taxes is necessary. The Company’s policy is to recognize both interest and penalties related to unrecognized tax benefits expected to result in payment of cash within one year are classified as accrued liabilities, while those expected beyond one year are classified as other liabilities. The Company has not recorded any interest or penalties since its inception. The Company is required to file income tax returns in the U.S. federal tax jurisdiction and in various state tax jurisdictions and the prior three fiscal years remain open for examination by federal and/or state tax jurisdictions. The Company is currently not under examination by any other tax jurisdictions for any tax year.

The Company accounts for income taxes utilizing the liability method of accounting. Under the liability method, deferred taxes are determined based on differences between financial statement and tax bases of assets and liabilities at enacted tax rates in effect in years in which differences are expected to reverse. Valuation allowances are established, when necessary, to reduce deferred tax assets to amounts that are expected to be realized (Note 5).

The Company follows ASC 740-10, “Accounting for Uncertainty in Income Taxes” (“ASC 740-10”). This interpretation requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. The Company has adopted ASC 740-10, and evaluates its tax positions on an annual basis, and as of December 31, 2021, no additional accrual for income taxes is necessary. The Company’s policy is to recognize both interest and penalties related to unrecognized tax benefits expected to result in payment of cash within one year are classified as accrued liabilities, while those expected beyond one year are classified as other liabilities. The Company has not recorded any interest or penalties since its inception. The Company is required to file income tax returns in the U.S. federal tax jurisdiction and in various state tax jurisdictions and the prior three fiscal years remain open for examination by federal and/or state tax jurisdictions. The Company is currently not under examination by any other tax jurisdictions for any tax year.

Revenue Recognition

We follow a five-step process to recognize revenue. When our customer is a retailer, we are in receipt of purchase orders which, upon our acceptance, are binding contracts to deliver our products and invoice for payment. Our performance obligations are set forth in the purchase order and some retailer customers may also require separate agreements covering additional performance obligations or terms of service. The purchase orders we receive from retailers set forth the price we are to invoice for our products upon satisfaction of the performance obligations set forth in the purchase order (or separate agreement). When a retailer’s carrier picks up our product, at a designated shipping point, legal transfer of ownership occurs upon our receipt of a signed bill of lading, from the retailer’s carrier (FOB Shipping Point). When the designated shipping point is our contracted warehouse, we consider our shipping and handling activities to be fulfillment and not promised services creating a performance obligation under ASC 606. Upon the receipt of the signed bill of lading, we then proceed to invoice the retailer and recognize revenue. For retailers whose purchase orders require shipment of product to their warehouse using our designated carrier, legal transfer of ownership occurs upon our receipt of confirmation of delivery to the retailer’s warehouse, from our carrier (FOB Destination). We also consider this fulfillment activity and not promised services creating a performance obligation. Upon receipt of confirmation of delivery from our carrier, we invoice the retailer and recognize revenue.

When we sell our product directly to an end-user customer and not a retailer, following payment by the customer, legal transfer of ownership occurs upon delivery by our designated carrier (FOB Destination). We consider this fulfillment activity and not promised services creating a performance obligation. Upon receipt of confirmation of delivery from our carrier, we recognize revenue.

Whether the customer we sell our products to is a direct customer or retailer, our terms are final sale. In the case of sales through an online retailer, we are a direct seller (not a supplier) with fulfillment/customer service provided by the online retailer as our agent. However, the online retailer’s refund policy is 30 days.

When our products are sold to retailers, they may be sold on credit terms provided by us, which are established in accordance with local and industry practices, and typically require payment within 60 days of delivery, and may allow discounts for early payment. We estimate and reserve for our bad debt exposure based on our experience with past due accounts and collectability, the aging of accounts receivable and our analysis of customer data.

We follow a five-step process to recognize revenue. When our customer is a retailer, we are in receipt of purchase orders which, upon our acceptance, are binding contracts to deliver our products and invoice for payment. Our performance obligations are set forth in the purchase order and some retailer customers may also require separate agreements covering additional performance obligations or terms of service. The purchase orders we receive from retailers set forth the price we are to invoice for our products upon satisfaction of the performance obligations set forth in the purchase order (or separate agreement). When a retailer’s carrier picks up our product, at a designated shipping point, legal transfer of ownership occurs upon our receipt of a signed bill of lading, from the retailer’s carrier (FOB Shipping Point). When the designated shipping point is our contracted warehouse, we consider our shipping and handling activities to be fulfillment and not promised services creating a performance obligation under ASC 606. Upon the receipt of the signed bill of lading, we then proceed to invoice the retailer and recognize revenue. For retailers whose purchase orders require shipment of product to their warehouse using our designated carrier, legal transfer of ownership occurs upon our receipt of confirmation of delivery to the retailer’s warehouse, from our carrier (FOB Destination). We also consider this fulfillment activity and not promised services creating a performance obligation. Upon receipt of confirmation of delivery from our carrier, we invoice the retailer and recognize revenue.

When we sell our product directly to an end-user customer and not a retailer, following payment by the customer, legal transfer of ownership occurs upon delivery by our designated carrier (FOB Destination). We consider this fulfillment activity and not promised services creating a performance obligation. Upon receipt of confirmation of delivery from our carrier, we recognize revenue.

Whether the customer we sell our products to is direct customer or retailer, our terms are final sale. In the case of sales through an online retailer, we are a direct seller (not a supplier) with fulfillment/customer service provided by the online retailer as our agent. However, the online retailer’s refund policy is 30 days.

When our products are sold to retailers, they may be sold on credit terms provided by us, which are established in accordance with local and industry practices, and typically require payment within 60 days of delivery, and may allow discounts for early payment. We estimate and reserve for our bad debt exposure based on our experience with past due accounts and collectability, the aging of accounts receivable and our analysis of customer data.

Advertising Expense

We promote our products and our company with television, radio, and digital advertising and with consumer incentives, such as coupons. We classify the costs to produce and schedule our advertising and the costs of consumer incentives, as advertising expenses. Advertising expenses are recorded in “Selling and marketing” and “Stock issued for services” in the accompanying statements of operations. We recorded advertising expenses of $210,030 and $56,134 for the three months ended March 31, 2022, and 2021, respectively. During the current period, our advertising expenses consisted of payments to schedule advertising and well as payments for production of advertising.

We promote our products and our company with television, radio, and digital advertising and with consumer incentives, such as coupons. We classify the costs to produce and schedule our advertising and the costs of consumer incentives, as advertising expenses. Advertising expenses are recorded in “Selling and marketing” and “Stock issued for services” in the accompanying statements of operations. We recorded advertising expenses of $397,619 and $127,952 for the years ended December 31, 2021, and 2020, respectively. During the current period, our advertising expenses consisted of payments to schedule advertising and well as payments for production of advertising.

Share Based Compensation

The Company may issue restricted stock to officers, directors, or employees for their services. The Company measures compensation cost for all employee stock-based awards at their fair values on the date of grant. Stock-based awards issued to non-employees are measured at their fair values on the date of grant and are re-measured at each reporting period through their vesting dates, as applicable. The fair value of stock-based awards is recognized as expense over the service period, net of estimated forfeitures, using the straight-line method.

The Company may issue restricted stock to officers, directors, or employees for their services. The Company measures compensation cost for all employee stock-based awards at their fair values on the date of grant. Stock-based awards issued to non-employees are measured at their fair values on the date of grant and are re-measured at each reporting period through their vesting dates, as applicable. The fair value of stock-based awards is recognized as expense over the service period, net of estimated forfeitures, using the straight-line method.

(Loss) Income Per Share of Common Stock

Basic net loss/income per common share is computed using the weighted average number of common shares outstanding. Diluted earnings per share (EPS) include additional dilution from common stock equivalents, such as stock issuable pursuant to the exercise of stock options, warrants and convertible notes. Common stock equivalents are not included in the computation of diluted earnings per share when the Company reports a loss because to do so would be anti-dilutive for periods presented.

The Company had potential dilutive securities outstanding at March 31, 2022, and 2021, as follows.

	Potential Additional Shares of Common Stock:
Potential Dilutive Securities:	2022	2021
Preferred stock	3,780,002	7,813,336
Warrants	-	1,800,000
Convertible debt	-	10,196,124
Total	3,780,002	19,809,460

The Company had total fully diluted shares of common stock (potential dilutive securities outstanding plus issued securities outstanding) of 17,628,632 and 33,658,090 at March 31, 2022, and 2021, respectively.

Basic net loss/income per common share is computed using the weighted average number of common shares outstanding. Diluted earnings per share (EPS) include additional dilution from common stock equivalents, such as stock issuable pursuant to the exercise of stock options, warrants and convertible notes. Common stock equivalents are not included in the computation of diluted earnings per share when the Company reports a loss because to do so would be anti-dilutive for periods presented.

The Company had potential dilutive securities outstanding at December 31, 2021, and 2020, as follows.

	Potential Additional Shares of Common Stock:
Potential Dilutive Securities:	2021	2020
Preferred stock	6,480,002	7,333,336
Warrants	1,800,000	1,800,000
Convertible debt	-	10,196,091
Total	8,280,002	19,329,427

The Company had total fully diluted shares of common stock (potential dilutive securities outstanding plus issued securities outstanding) of 22,128,632 and 34,088,180 at December 31, 2021, and 2020, respectively.

Reclassifications	Certain prior period amounts have been reclassified to conform with the current period presentation.	Certain prior period amounts have been reclassified to conform with the current period presentation.
Recently Issued Accounting Standards Not Yet Adopted

In August 2020, the FASB issued ASU 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470- 20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity. This ASU (1) simplifies the accounting for convertible debt instruments and convertible preferred stock by removing the existing guidance in ASC 470-20, Debt: Debt with Conversion and Other Options, that requires entities to account for beneficial conversion features and cash conversion features in equity, separately from the host convertible debt or preferred stock; (2) revises the scope exception from derivative accounting in ASC 815-40 for freestanding financial instruments and embedded features that are both indexed to the issuer’s own stock and classified in stockholders’ equity, by removing certain criteria required for equity classification; and (3) revises the guidance in ASC 260, Earnings Per Share, to require entities to calculate diluted earnings per share (EPS) for convertible instruments by using the if-converted method.

In addition, entities must presume share settlement for purposes of calculating diluted EPS when an instrument may be settled in cash or shares. For SEC filers, excluding smaller reporting companies, ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020. For all other entities, ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Entities should adopt the guidance as of the beginning of the fiscal year of adoption and cannot adopt the guidance in an interim reporting period. The Company is currently evaluating the impact that ASU 2020-06 may have on its financial statements and related disclosures.

During the quarter ended March 31, 2022, there were several new accounting pronouncements issued by the FASB. Each of these pronouncements, as applicable, has been or will be adopted by the Company. Management does not believe the adoption of any of these accounting pronouncements has had or will have a material impact on the Company’s financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470- 20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity. This ASU (1) simplifies the accounting for convertible debt instruments and convertible preferred stock by removing the existing guidance in ASC 470-20, Debt: Debt with Conversion and Other Options, that requires entities to account for beneficial conversion features and cash conversion features in equity, separately from the host convertible debt or preferred stock; (2) revises the scope exception from derivative accounting in ASC 815-40 for freestanding financial instruments and embedded features that are both indexed to the issuer’s own stock and classified in stockholders’ equity, by removing certain criteria required for equity classification; and (3) revises the guidance in ASC 260, Earnings Per Share, to require entities to calculate diluted earnings per share (EPS) for convertible instruments by using the if-converted method.

In addition, entities must presume share settlement for purposes of calculating diluted EPS when an instrument may be settled in cash or shares. For SEC filers, excluding smaller reporting companies, ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020. For all other entities, ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Entities should adopt the guidance as of the beginning of the fiscal year of adoption and cannot adopt the guidance in an interim reporting period. The Company is currently evaluating the impact that ASU 2020-06 may have on its financial statements and related disclosures.

During the year ended December 31, 2021, there were several new accounting pronouncements issued by the FASB. Each of these pronouncements, as applicable, has been or will be adopted by the Company. Management does not believe the adoption of any of these accounting pronouncements has had or will have a material impact on the Company’s financial statements.